Net Revenues from Customers accounted for 10% or more (Detail) - Customer Concentration Risk - Net revenues	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Concentration Risk [Line Items]
Customer concentration risk percentage	87.80%	44.80%	15.70%
A
Concentration Risk [Line Items]
Customer concentration risk percentage	32.70%
B
Concentration Risk [Line Items]
Customer concentration risk percentage	25.30%	20.90%	15.70%
C
Concentration Risk [Line Items]
Customer concentration risk percentage	17.90%	23.90%
D
Concentration Risk [Line Items]
Customer concentration risk percentage	11.90%